Portfolio of Available for Sale Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	₨ 2,229,838.9	$ 34,247.3	₨ 2,072,759.4
Gross Unrealized Gains	12,493.1	191.9	42,636.2
Gross Unrealized Losses	19,621.0	301.4	4,010.0
Fair Value	2,222,711.0	34,137.8	2,111,385.6
Debt securities, other than asset and mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,209,797.0		2,049,111.1
Gross Unrealized Gains	12,014.6		41,774.7
Gross Unrealized Losses	19,261.8		3,561.2
Fair Value	2,202,549.8	$ 33,828.1	2,087,324.6
Debt securities, other than asset and mortgage-backed securities | Government of India securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,748,761.0		1,528,484.8
Gross Unrealized Gains	9,169.5		35,196.3
Gross Unrealized Losses	16,843.9		2,811.3
Fair Value	1,741,086.6		1,560,869.8
Debt securities, other than asset and mortgage-backed securities | State government securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	123,426.9		90,652.8
Gross Unrealized Gains	2,349.7		5,537.0
Gross Unrealized Losses	729.0		0.0
Fair Value	125,047.6		96,189.8
Debt securities, other than asset and mortgage-backed securities | Government securities outside India
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	4,223.8
Gross Unrealized Losses	6.8
Fair Value	4,217.0
Debt securities, other than asset and mortgage-backed securities | Credit Substitutes
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	325,159.3		419,320.5
Gross Unrealized Gains	495.3		957.9
Gross Unrealized Losses	1,623.1		737.8
Fair Value	324,031.5		419,540.6
Debt securities, other than asset and mortgage-backed securities | Other corporate/financial institution bonds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	8,226.0		10,653.0
Gross Unrealized Gains	0.1		83.5
Gross Unrealized Losses	59.0		12.1
Fair Value	8,167.1		10,724.4
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	82.2		114.1
Gross Unrealized Gains	2.8		5.9
Gross Unrealized Losses	0.1		0.0
Fair Value	84.9		120.0
Asset-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	18,966.5		22,472.2
Gross Unrealized Gains	62.9		214.1
Gross Unrealized Losses	358.7		353.3
Fair Value	18,670.7		22,333.0
Other securities (including mutual fund units)
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	993.2		1,062.0
Gross Unrealized Gains	412.8		641.5
Gross Unrealized Losses	0.4		95.5
Fair Value	1,405.6		1,608.0
Securities with gross unrealized losses
Schedule of Available-for-sale Securities [Line Items]
Fair Value	1,174,762.5		431,324.6
Securities with gross unrealized gains
Schedule of Available-for-sale Securities [Line Items]
Fair Value	₨ 1,047,948.5		₨ 1,680,061.0